Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted		0
2015 and 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Outstanding, Beginning Period	11,365,268	13,260,000	7,540,000
Number of options, Granted	19,175,500		6,130,000
Number of options, Forfeited	(1,778,500)	(400,000)	(410,000)
Number of options, Exercised	(2,655,669)	(1,494,732)
Number of options, Outstanding, Ending Period	26,106,599	11,365,268	13,260,000	7,540,000
Number of options, Exercisable	7,344,099
Number of options, Expected to vest	17,003,750
Weighted average exercise price, Outstanding, Beginning Period	$ 0.44	$ 0.43	$ 0.25
Weighted average exercise price, Granted	0.86		0.64
Weighted average exercise price, Forfeited	0.60	0.96	0.43
Weighted average exercise price, Exercised	0.48	0.17
Weighted average exercise price, Outstanding, Ending Period	0.74	$ 0.44	$ 0.43	$ 0.25
Weighted average exercise price, Exercisable	0.37
Weighted average exercise price, Expected to vest	$ 0.88
Weighted-average remaining contractual life (years), Outstanding	8 years 29 days	7 years 7 months 2 days	8 years 4 months 24 days	8 years 7 months 24 days
Weighted-average remaining contractual life (years), Exercisable	6 years 4 months 13 days
Weighted-average remaining contractual life (years), Expected to vest	8 years 8 months 26 days
Aggregate intrinsic value, Outstanding	$ 30,299	$ 17,737	$ 18,705	$ 3,697
Aggregate intrinsic value, Exercisable	8,153
Aggregate intrinsic value, Expected to vest	$ 20,206